Securities - Held to Maturity (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Held-to-Maturity, Amortized Cost, before Allowance for Credit Loss [Abstract]
Total securities held-to-maturity, amortized cost	$ 374,818,000	$ 0
Debt securities held-to-maturity, transferred unrealized loss	23,066,000
Debt securities, held-to-maturity, allowance for credit loss	168,000	0
Total securities held-to-maturity, amortized cost	398,052,000
Debt securities, held-to-maturity, unrealized gains	11,000
Debt securities, held-to-maturity, unrealized losses	62,645,000
Debt securities, held-to-maturity, fair value	335,418,000	0
U.S. agency
Debt Securities, Held-to-Maturity, Amortized Cost, before Allowance for Credit Loss [Abstract]
Total securities held-to-maturity, amortized cost	27,634,000
Debt securities held-to-maturity, transferred unrealized loss	1,839,000
Debt securities, held-to-maturity, allowance for credit loss	0
Total securities held-to-maturity, amortized cost	29,473,000
Debt securities, held-to-maturity, unrealized gains	0
Debt securities, held-to-maturity, unrealized losses	5,066,000
Debt securities, held-to-maturity, fair value	24,407,000
U.S. agency residential mortgage-backed
Debt Securities, Held-to-Maturity, Amortized Cost, before Allowance for Credit Loss [Abstract]
Total securities held-to-maturity, amortized cost	117,650,000
Debt securities held-to-maturity, transferred unrealized loss	10,845,000
Debt securities, held-to-maturity, allowance for credit loss	0
Total securities held-to-maturity, amortized cost	128,495,000
Debt securities, held-to-maturity, unrealized gains	0
Debt securities, held-to-maturity, unrealized losses	25,239,000
Debt securities, held-to-maturity, fair value	103,256,000
U.S. agency commercial mortgage-backed
Debt Securities, Held-to-Maturity, Amortized Cost, before Allowance for Credit Loss [Abstract]
Total securities held-to-maturity, amortized cost	4,798,000
Debt securities held-to-maturity, transferred unrealized loss	228,000
Debt securities, held-to-maturity, allowance for credit loss	0
Total securities held-to-maturity, amortized cost	5,026,000
Debt securities, held-to-maturity, unrealized gains	0
Debt securities, held-to-maturity, unrealized losses	596,000
Debt securities, held-to-maturity, fair value	4,430,000
Private label mortgage-backed
Debt Securities, Held-to-Maturity, Amortized Cost, before Allowance for Credit Loss [Abstract]
Total securities held-to-maturity, amortized cost	7,242,000
Debt securities held-to-maturity, transferred unrealized loss	416,000
Debt securities, held-to-maturity, allowance for credit loss	1,000	0
Total securities held-to-maturity, amortized cost	7,659,000
Debt securities, held-to-maturity, unrealized gains	0
Debt securities, held-to-maturity, unrealized losses	997,000
Debt securities, held-to-maturity, fair value	6,662,000
Obligations of states and political subdivisions
Debt Securities, Held-to-Maturity, Amortized Cost, before Allowance for Credit Loss [Abstract]
Total securities held-to-maturity, amortized cost	168,134,000
Debt securities held-to-maturity, transferred unrealized loss	8,555,000
Debt securities, held-to-maturity, allowance for credit loss	39,000	0
Total securities held-to-maturity, amortized cost	176,728,000
Debt securities, held-to-maturity, unrealized gains	11,000
Debt securities, held-to-maturity, unrealized losses	25,591,000
Debt securities, held-to-maturity, fair value	151,148,000
Corporate
Debt Securities, Held-to-Maturity, Amortized Cost, before Allowance for Credit Loss [Abstract]
Total securities held-to-maturity, amortized cost	48,418,000
Debt securities held-to-maturity, transferred unrealized loss	1,130,000
Debt securities, held-to-maturity, allowance for credit loss	123,000	0
Total securities held-to-maturity, amortized cost	49,671,000
Debt securities, held-to-maturity, unrealized gains	0
Debt securities, held-to-maturity, unrealized losses	5,156,000
Debt securities, held-to-maturity, fair value	44,515,000
Trust preferred
Debt Securities, Held-to-Maturity, Amortized Cost, before Allowance for Credit Loss [Abstract]
Total securities held-to-maturity, amortized cost	942,000
Debt securities held-to-maturity, transferred unrealized loss	53,000
Debt securities, held-to-maturity, allowance for credit loss	5,000	$ 0
Total securities held-to-maturity, amortized cost	1,000,000
Debt securities, held-to-maturity, unrealized gains	0
Debt securities, held-to-maturity, unrealized losses	0
Debt securities, held-to-maturity, fair value	$ 1,000,000